Concentrations	12 Months Ended
Dec. 31, 2023
Concentrations [Abstract]
CONCENTRATIONS

NOTE 18 – CONCENTRATIONS

Major Customers

Details of the Company’s major customers (including those accounting for 10% or more of the Company’s total revenues) are as follows.

	Years Ended December 31,
	2023		2022		2021

Customer A	$801,344	18%	$2,291,651	36%	$1,784,738	28%
Customer B	398,488	9%	834,911	13%	896,220	14%
Total	$1,199,832	27%	$3,126,562	49%	$2,680,958	42%

Details of the Company’s major customers (including those accounting for 10% or more of the Company’s accounts receivable are as follows.

	December 31,
	2023		2022		2021

Customer A	$4,615,308	67%	$5,274,060	67%	$4,256,804	66%
Customer B	1,901,481	28%	1,864,208	24%	1,027,238	16%
Customer C	-	-%	399,465	5%	963,034	15%
Total	$6,516,789	95%	$7,537,733	96%	$6,247,076	97%

Major Suppliers

Details of the Company’s major suppliers (including those accounting for 10% or more of the Company’s total purchases) are as follows.

	Years Ended December 31,
	2023		2022		2021

Supplier A	$13,532	1%	$62,647	2%	$295,283	11%
Supplier B	312,039	12%	20,586	1%	109,764	4%
Supplier C	-	-%	472,988	16%	215,526	8%
Supplier D	-	-%	430,744	15%	267,933	10%
Supplier E	105,852	4%	366,115	13%	138,849	5%
Supplier F	94,348	4%	326,836	11%	-	-%
Total	$525,771	21%	$1,679,916	58%	$1,027,355	38%

Details of the Company’s major suppliers (including those accounting for 10% or more of the Company’s accounts payable) are as follows.

	December 31,
	2023		2022		2021

Supplier C	$256,623	47%	$52,539	8%	$-	-%
Supplier E	18,562	3%	155,990	22%	39,077	8%
Supplier G	14,649	3%	131,661	19%	6,061	1%
Supplier H	-	-%	79,605	11%	86,494	17%
Supplier I	-	-%	8,887	1%	84,671	16%
Supplier J	59,195	11%	60,806	9%	66,068	13%
Total	$349,029	64%	$489,488	70%	$282,371	55%